Expense Example {- Franklin LifeSmart™ 2030 Retirement Target Fund} - Franklin Fund Allocator Series RTF-27 - Franklin LifeSmart™ 2030 Retirement Target Fund	May 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 618
3 years	864
5 years	1,130
10 years	1,897
Class C
Expense Example:
1 year	248
3 years	565
5 years	1,010
10 years	2,258
Class R
Expense Example:
1 year	97
3 years	410
5 years	748
10 years	1,711
Class R6
Expense Example:
1 year	41
3 years	205
5 years	384
10 years	907
Advisor Class
Expense Example:
1 year	46
3 years	253
5 years	479
10 years	$ 1,133